Schedule of intangibles assets and goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Beginning balance		$ 400,208
Beginning balance		400,208
Beginning balance	400,208
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance		258,617
Beginning balance		258,617
Beginning balance	258,617
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance		50,464
Beginning balance		50,464
Beginning balance	50,464
Brand names [member]
IfrsStatementLineItems [Line Items]
Beginning balance		91,127
Beginning balance		91,127
Beginning balance	91,127
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	36,332,057	36,332,057
Acquisition of Neuronomics		337,211
Additions		203,562
Deconsolidation of Neuronomics		(498,065)
Beginning balance	36,332,057	36,332,057
Beginning balance	36,332,057	36,289,349
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	307,640	307,640
Acquisition of Neuronomics
Additions
Deconsolidation of Neuronomics
Beginning balance	307,640	307,640
Beginning balance	307,640	307,640
Gross carrying amount [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,722,456	3,722,456
Acquisition of Neuronomics
Additions
Deconsolidation of Neuronomics
Beginning balance	3,722,456	3,722,456
Beginning balance	3,722,456	3,722,456
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Beginning balance	32,301,961	32,301,961
Acquisition of Neuronomics		337,211
Additions		203,562
Deconsolidation of Neuronomics		(498,065)
Beginning balance	32,301,961	32,301,961
Beginning balance	32,301,961	32,259,253
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(36,332,057)	(35,931,849)
Deconsolidation of Neuronomics		39,811
Beginning balance	(36,332,057)	(35,931,849)
Amortisation, intangible assets other than goodwill	(24,280)	(1,331,581)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(375,928)
Beginning balance	(35,931,849)	(34,640,079)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(307,640)	(49,023)
Deconsolidation of Neuronomics
Beginning balance	(307,640)	(49,023)
Amortisation, intangible assets other than goodwill		(27,700)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(258,617)
Beginning balance	(49,023)	(21,323)
Accumulated depreciation and amortisation [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,722,456)	(3,671,992)
Deconsolidation of Neuronomics
Beginning balance	(3,722,456)	(3,671,992)
Amortisation, intangible assets other than goodwill	(24,280)	(30,291)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(26,184)
Beginning balance	(3,671,992)	(3,641,701)
Accumulated depreciation and amortisation [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(32,301,961)	(32,210,834)
Deconsolidation of Neuronomics		39,811
Beginning balance	(32,301,961)	(32,210,834)
Amortisation, intangible assets other than goodwill		(1,273,590)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(91,127)
Beginning balance	$ (32,210,834)	$ (30,977,055)